Schedule of Investments (unaudited)	iShares® Emerging Markets Infrastructure ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 26.1%
CCR SA	254,538	$742,935
Centrais Eletricas Brasileiras SA, ADR	202,687	1,747,162
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	67,006	1,020,501
Cia. Paranaense de Energia, ADR	72,571	615,402
Companhia Paranaense de Energia, NVS	18,143	142,784
Ultrapar Participacoes SA, ADR	260,397	1,411,352
		5,680,136
China — 32.7%
Beijing Capital International Airport Co. Ltd., Class H(a)	444,000	130,267
CGN Power Co. Ltd., Class H(b)	2,079,000	543,373
China Gas Holdings Ltd.	576,000	569,100
China Longyuan Power Group Corp. Ltd., Class H	655,000	497,396
China Merchants Port Holdings Co. Ltd.	330,000	449,708
China Oilfield Services Ltd., Class H	650,000	664,360
China Resources Gas Group Ltd.	176,900	580,607
China Resources Power Holdings Co. Ltd.	348,000	697,341
China Suntien Green Energy Corp. Ltd., Class H	661,000	240,505
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	466,000	439,706
COSCO SHIPPING Ports Ltd.	378,000	273,255
Guangdong Investment Ltd.	552,000	401,781
Jiangsu Expressway Co. Ltd., Class H	314,000	282,536
Kunlun Energy Co. Ltd.	780,000	703,923
Shenzhen Expressway Co. Ltd., Class H	158,000	127,729
Shenzhen International Holdings Ltd.	344,499	290,165
Zhejiang Expressway Co. Ltd., Class H	328,000	218,969
		7,110,721
Mexico — 18.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	8,862	749,991
Grupo Aeroportuario del Pacifico SAB de CV, ADR(c)	10,079	1,766,042
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,702	1,383,658
		3,899,691
Qatar — 4.3%
Qatar Gas Transport Co. Ltd.	975,194	925,675

South Korea — 3.4%
Korea Electric Power Corp., ADR(a)	100,694	730,032

Thailand — 8.7%
Airports of Thailand PCL, NVDR	1,082,400	1,893,240

United Arab Emirates — 3.0%
ADNOC Drilling Co. PJSC	632,233	650,695

Total Common Stocks — 96.2%
(Cost: $18,251,508)		20,890,190
Security	Shares	Value

Preferred Stocks

Brazil — 3.0%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	287,338	$666,624

Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(d)	640	—

Total Preferred Stocks — 3.0%
(Cost: $1,983,821)		666,624

Total Long-Term Investments — 99.2%
(Cost: $20,235,329)		21,556,814

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	52,130	52,161
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	30,000	30,000

Total Short-Term Securities — 0.4%
(Cost: $82,099)		82,161

Total Investments — 99.6%
(Cost: $20,317,428)		21,638,975

Other Assets Less Liabilities — 0.4%		80,660

Net Assets — 100.0%		$21,719,635

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$951,005	$—	$(898,925	)(a)	$48	$33	$52,161	52,130	$3,926	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	(10,000	)(a)	—	—	30,000	30,000	4,391		—
					$48	$33	$82,161		$8,317		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	03/15/24	$103	$5,133

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,217,619	$10,672,571	$—	$20,890,190
Preferred Stocks	666,624	—	—	666,624
Short-Term Securities
Money Market Funds	82,161	—	—	82,161

	$10,966,404	$10,672,571	$—	$21,638,975

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,133	$—	$—	$5,133

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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